Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	$ 5,643,724
Amount at which shown in the Balance Sheet	6,095,981
U.S. government and agencies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	43,280
Fair value	52,814
Amount at which shown in the Balance Sheet	52,814
Municipal
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	433,038
Fair value	552,280
Amount at which shown in the Balance Sheet	552,280
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	133,635
Fair value	140,166
Amount at which shown in the Balance Sheet	140,166
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	601,930
Fair value	673,843
Amount at which shown in the Balance Sheet	673,843
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,798,541
Fair value	3,001,402
Amount at which shown in the Balance Sheet	3,001,402
Mortgage-backed securities (MBS)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	12,683
Fair value	13,857
Amount at which shown in the Balance Sheet	13,857
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	4,023,107
Fair value	4,434,362
Amount at which shown in the Balance Sheet	4,434,362
Public Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	3,117
Fair value	4,172
Amount at which shown in the Balance Sheet	4,172
Banks, Trust and Insurance Companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	16,061
Fair value	21,053
Amount at which shown in the Balance Sheet	21,053
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	211,902
Fair value	246,529
Amount at which shown in the Balance Sheet	246,529
Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,038
Fair value	2,379
Amount at which shown in the Balance Sheet	2,379
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	233,118
Fair value	274,133
Amount at which shown in the Balance Sheet	274,133
Mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	733,258
Fair value	764,201
Amount at which shown in the Balance Sheet	733,258
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	38,583
Amount at which shown in the Balance Sheet	38,583
Derivative instruments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	5,237
Fair value	5,237
Amount at which shown in the Balance Sheet	5,237
Limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	386,310
Amount at which shown in the Balance Sheet	386,310
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	224,111
Fair value	224,098
Amount at which shown in the Balance Sheet	$ 224,098